SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) - Corrected Condensed Consolidated Statement of Cash Flows (unaudited) (Details) - USD ($) $ in Thousands	3 Months Ended						6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net loss	$ (9,107)	$ (13,624)	$ 3,013	$ 14,246	$ (15,759)	$ (18,474)	$ (10,611)	$ (34,233)	$ (117,520)	$ (19,718)	$ (19,987)	$ (22,931)	$ (33,584)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation			640			1,338	1,435	2,016	2,249	2,231	2,859	3,061	3,532
Non-cash operating lease expense			262			234	639	476	753	895	724	1,158	981
Depreciation and amortization			32			39	57	77	114	79	114	112	143
Amortization of costs to obtain a contract with a customer			475			0	40	0	184	53	1,772	77	0
Non-cash interest expense			0			1	0	1	44	0	1	5	1
Changes in assets and liabilities:
Accounts receivable			(20,288)			(3,427)	350	524	14,270	2,655	314	(10,413)	(477)
Inventory							(2,388)	0	6,097	(2,901)	0	(6,097)	0
Prepaid expenses, other current assets, and other assets			848			(1,120)	2,120	(2,567)	(26,832)	2,776	(1,662)	3,735	(2,440)
Accounts payable and accrued liabilities			3,192			657	2,870	(483)	(6,422)	6,204	(1,037)	8,886	(2,371)
Accrued indirect tax liabilities			261			353	1,897	2,993		3,155	3,725		3,945
Accrued compensation and benefits			921			(1,953)	(1,277)	(1,324)	(46)	(402)	(670)	235	203
Contract liabilities			36			(1,004)	(2,613)	(2,412)	(29,340)	(3,956)	7,154	(5,799)	2,646
Operating lease liabilities			(290)			(252)	(595)	(512)	(778)	(781)	(778)	(973)	(1,052)
Net cash used in operating activities			(10,898)			(23,608)	(8,076)	(35,444)	(147,119)	(9,710)	(7,471)	(22,432)	(28,473)
Investing activities:
Purchases of property and equipment			(94)			(84)	(201)	(100)	(129)	(327)	(109)	(505)	(118)
Net cash used in investing activities			(94)			(84)	(201)	(100)	(129)	(327)	(109)	(505)	(118)
Financing activities:
Proceeds from underwritten public offering, net of issuance costs			17,593			0	17,256	0	0	17,256	0	17,256	0
Proceeds from public offering of common stock, net of issuance costs			8,630			500	8,706	500		8,706	1,698
Proceeds from exercise of stock options			14			0	14	0	0	14	0	21	0
Issuance costs for underwritten public offering										0	(720)	0	(720)
Principal repayments of Term Loan			0			(1,111)	0	(2,222)		0	(2,593)	0	(2,593)
Net cash provided by (used in) financing activities			26,237			(611)	25,976	(1,722)	238,856	25,976	(1,615)	25,984	(951)
Net increase (decrease) in cash and cash equivalents			15,245			(24,303)	17,699	(37,266)	91,608	15,939	(9,195)	3,047	(29,542)
Cash and cash equivalents at beginning of period	50,430	47,976	32,731	25,007	37,970	62,273	32,731	62,273	35,778	32,731	62,273	32,731	62,273
Cash and cash equivalents at end of period	48,670	50,430	47,976	53,078	25,007	37,970	50,430	25,007	127,386	48,670	53,078	35,778	32,731
Supplemental disclosure of cash flows:
Interest paid			0			25	0	38		0	40	0	40
Income taxes paid							588	0	95	651	0	797	0
Non-cash investing activities:
Purchases of property and equipment, included in accounts payable and accrued liabilities			55			16			0	178	0	11	69
Operating lease right-of-use asset obtained in exchange for lease liability							3,847	0	0	3,847	0	3,847	0
Non-cash financing activities:
Purchase of shares pursuant to Employee Stock Purchase Plan		63			69		63	69	$ 55	63	69	122	140
Issuance costs incurred but not yet paid, included in accounts payable and accrued liabilities			337			720	0	720
Proceeds from public offering of common stock, net of issuance costs, included in prepaid expenses, other current assets, and other assets										0	10	0	8
As Previously Reported
Operating activities:
Net loss	(8,172)	(12,357)	3,209	14,978	(13,119)	(18,281)	(9,148)	(31,400)		(17,320)	(16,422)		(29,799)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation			640			1,338	1,435	2,016		2,231	2,859
Non-cash operating lease expense			288			258	664	523		921	796		1,082
Depreciation and amortization			32			39	57	77		79	114
Amortization of costs to obtain a contract with a customer			475			0	40	0		53	1,772
Non-cash interest expense			0			1	0	1		0	1
Changes in assets and liabilities:
Accounts receivable			(19,993)			(3,427)	350	524		2,978	314
Inventory							(1,954)	0		(2,467)	0
Prepaid expenses, other current assets, and other assets			872			(1,120)	2,120	(2,567)		2,776	(1,662)
Accounts payable and accrued liabilities			3,116			657	2,870	(483)		6,204	(1,037)
Accrued indirect tax liabilities			0			0	0	0		0	0		0
Accrued compensation and benefits			921			(1,953)	(1,277)	(1,324)		(402)	(670)
Contract liabilities			(142)			(844)	(2,613)	(2,252)		(3,956)	7,314		2,806
Operating lease liabilities			(316)			(276)	(620)	(559)		(807)	(850)		(1,153)
Net cash used in operating activities			(10,898)			(23,608)	(8,076)	(35,444)		(9,710)	(7,471)
Investing activities:
Purchases of property and equipment			(94)			(84)	(201)	(100)		(327)	(109)
Net cash used in investing activities			(94)			(84)	(201)	(100)		(327)	(109)
Financing activities:
Proceeds from underwritten public offering, net of issuance costs			17,593			0	17,256	0		17,256	0
Proceeds from public offering of common stock, net of issuance costs			8,630			500	8,706	500		8,706	1,698
Proceeds from exercise of stock options			14			0	14	0		14	0
Issuance costs for underwritten public offering										0	(720)
Principal repayments of Term Loan			0			(1,111)	0	(2,222)		0	(2,593)
Net cash provided by (used in) financing activities			26,237			(611)	25,976	(1,722)		25,976	(1,615)
Net increase (decrease) in cash and cash equivalents			15,245			(24,303)	17,699	(37,266)		15,939	(9,195)
Cash and cash equivalents at beginning of period	50,430	47,976	32,731	25,007	37,970	62,273	32,731	62,273		32,731	62,273	32,731	62,273
Cash and cash equivalents at end of period	48,670	50,430	47,976	53,078	25,007	37,970	50,430	25,007		48,670	53,078		32,731
Supplemental disclosure of cash flows:
Interest paid			0			25	0	38		0	40
Income taxes paid							588	0		651	0
Non-cash investing activities:
Purchases of property and equipment, included in accounts payable and accrued liabilities			55			16				178	0
Operating lease right-of-use asset obtained in exchange for lease liability							3,847	0		3,847	0
Non-cash financing activities:
Purchase of shares pursuant to Employee Stock Purchase Plan							63	69		63	69
Issuance costs incurred but not yet paid, included in accounts payable and accrued liabilities			337			0	0	720
Proceeds from public offering of common stock, net of issuance costs, included in prepaid expenses, other current assets, and other assets										0	10
Restatement Adjustment
Operating activities:
Net loss	(935)	(1,267)	(196)	(732)	(2,640)	(193)	(1,463)	(2,833)		(2,398)	(3,565)		(3,785)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation			0			0	0	0		0	0
Non-cash operating lease expense			(26)			(24)	(25)	(47)		(26)	(72)		(101)
Depreciation and amortization			0			0	0	0		0	0
Amortization of costs to obtain a contract with a customer			0			0	0	0		0	0
Non-cash interest expense			0			0	0	0		0	0
Changes in assets and liabilities:
Accounts receivable			(295)			0	0	0		(323)	0
Inventory							(434)	0		(434)	0
Prepaid expenses, other current assets, and other assets			(24)			0	0	0		0	0
Accounts payable and accrued liabilities			76			0	0	0		0	0
Accrued indirect tax liabilities			261			353	1,897	2,993		3,155	3,725		3,945
Accrued compensation and benefits			0			0	0	0		0	0
Contract liabilities			178			(160)	0	(160)		0	(160)		(160)
Operating lease liabilities			26			24	25	47		26	72		101
Net cash used in operating activities			0			0	0	0		0	0
Investing activities:
Purchases of property and equipment			0			0	0	0		0	0
Net cash used in investing activities			0			0	0	0		0	0
Financing activities:
Proceeds from underwritten public offering, net of issuance costs			0			0	0	0		0	0
Proceeds from public offering of common stock, net of issuance costs			0			0	0	0		0	0
Proceeds from exercise of stock options			0			0	0	0		0	0
Issuance costs for underwritten public offering										0	0
Principal repayments of Term Loan			0			0	0	0		0	0
Net cash provided by (used in) financing activities			0			0	0	0		0	0
Net increase (decrease) in cash and cash equivalents			0			0	0	0		0	0
Cash and cash equivalents at beginning of period	0	0	0	0	0	0	0	0		0	0	$ 0	0
Cash and cash equivalents at end of period	$ 0	$ 0	0	$ 0	$ 0	0	0	0		0	0		$ 0
Supplemental disclosure of cash flows:
Interest paid			0			0	0	0		0	0
Income taxes paid							0	0		0	0
Non-cash investing activities:
Purchases of property and equipment, included in accounts payable and accrued liabilities			0			0				0	0
Operating lease right-of-use asset obtained in exchange for lease liability							0	0		0	0
Non-cash financing activities:
Purchase of shares pursuant to Employee Stock Purchase Plan							0	0		0	0
Issuance costs incurred but not yet paid, included in accounts payable and accrued liabilities			$ 0			$ 720	$ 0	$ 0
Proceeds from public offering of common stock, net of issuance costs, included in prepaid expenses, other current assets, and other assets										$ 0	$ 0